PENSION PLANS AND POSTRETIREMENT BENEFITS - Assumptions and sensitivity analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current periodic costs
Percentage increase of discount rate (as a percent)	0.10%
Pension and postretirement benefits
Current periodic costs
Decrease of retirement benefit obligation due to increase of actuarial assumption	$ 9.5
Actuarial assumption discount rate
Current periodic costs
Assumed average retirement age	62 years	62 years	62 years
Assumed health care cost trend rate (as a percent)	5.40%
Assumed health care cost trend rate expected to decrease gradually over the years (as a percent)	4.10%
Actuarial assumption discount rate | Pension and postretirement benefits
Benefit obligations
Discount rate, current year (as a percent)	4.90%	4.70%	4.60%
Rate of compensation increase, current year (as a percent)	3.10%	3.10%	3.00%
Current periodic costs
Discount rate, preceding year (as a percent)	4.70%	4.60%	5.10%
Rate of compensation increase, preceding year (as a percent)	3.10%	3.00%	3.00%